UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22755

                          LOCALSHARES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Address of principal executive offices)

                             Elizabeth S. Courtney
                          LocalShares Investment Trust
                               618 Church Street
                                   Suite 220
                           Nashville, Tennessee 37219
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-615-327-4776

                       Date of Fiscal Year End: APRIL 30

            Date of Reporting Period: JULY 31, 2015 TO JUNE 30, 2016

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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
AAC HOLDINGS, INC.
 SECURITY ID: 000307108 TICKER: AAC
 Meeting Date: 16-May-12
 1  proposal to ratify the appointment of BDO USA, LLP
      as independent registered public accounting firm
      for the fiscal year ending 12/31/15                 Issuer           For          Voted - For
 2  proposed directors recommended for election           Issuer           For          Voted - For
ACADIA HEALTHCARE COMPANY, INC.
 SECURITY ID: 00404A109 TICKER: ACHC
 Meeting Date: 18-May-12
 1  Approval of directors                                 Issuer           For          Voted - For
 2  Approve amendment to company's incentive
      compensation plan to increase shares authorized
      under the plan and make clarifying changes          Issuer           For          Voted - For
 3  Advisory vote on compensation of the company's
      named executive officers as presented in the proxy
      statement                                           Issuer           For          Voted - For
 4  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm       Issuer           For          Voted - For
 5  Consider and act on a stockholder proposal to adopt
      majority voting standard in uncontested director
      elections                                           Shareholder      Against      Voted - Against
 6  Consider and act on a stockholder proposal related
      to sustainability reporting                         Shareholder      Against      Voted - Against
AMSURG CORP
 SECURITY ID: 03232P405 TICKER: AMSG
 Meeting Date: 25-May-12
 1  Election of Directors                                 Issuer           For          Voted - For
 2  Approval, on an advisory basis, of the company's
      executive compensation                              Issuer           For          Voted - For
 3  Approval of the amended and restated Amsurg Corp
      2014 equity and incentive plan                      Issuer           For          Voted - For
 4  Ratification of appointment of Deloitte & Touche
      LLP as our independent registered public accounting
      firm for fiscal 2016                                Issuer           For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
COMMUNITY HEALTH SYSTEMS, INC
 SECURITY ID: 203668108 TICKER: CYH
 Meeting Date: 16-May-12
 1  Election of directors                                Issuer            For          Voted - For
 2  Approve compensation of named executive officers     Issuer            For          Voted - For
 3  Amendment of the company's clawback policy           Shareholder       Against      Voted - Against
 4  Proposal regarding stockholder proxy access          Shareholder       Against      Voted - Against
 5  Approve amendment and restatement of the CYH 2009
      Stock Option and Award Plan                        Issuer            For          Voted - For
CORRECTIONS CORP OF AMERICA
 SECURITY ID: 22025Y407 TICKER: CCA
 Meeting Date: 11-May-12
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Issuer            For          Voted - For
 3  Approval of compensation of named executive officers Issuer            For          Voted - For
 4  Approve stock incentive plan                         Issuer            For          Voted - For
DELEK US HOLDINGS, INC.
 SECURITY ID: 246647101 TICKER: DK
 Meeting Date: 04-May-12
 1  Approval of directors                                Issuer            For          Voted - For
 2  Approval of 2016 long-term incentive plan            Issuer            For          Voted - For
 3  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Issuer            For          Voted - For
DOLLAR GENERAL CORPORATION
 SECURITY ID: 256677105 TICKER: DG
 Meeting Date: 24-May-12
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm      Issuer            For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
FRANKLIN FINANCIAL NETWORK, INC.
 SECURITY ID: 35352P104 TICKER: FSB
 Meeting Date: 25-May-12
 1  Approval of directors                                Issuer            For          Voted - For
 2  Ratification of selection of Crowe Horwath LLP as
      the corporation's independent registered public
      accounting firm for 2016                           Issuer            For          Voted - For
GENESCO, INC.
 SECURITY ID: 371532102 TICKER: GCO
 Meeting Date: 22-Jun-12
 1  Election of Directors                                Issuer            For          Voted - For
 2  Approval of executive compensation                   Issuer            For          Voted - For
 3  Approval of the 2nd Amended and Restated Genesco
      Inc 2009 Equity Incentive Plan                     Issuer            For          Voted - For
 4  Ratification of independent registered public
      accounting firm                                    Issuer            For          Voted - For
HCA HOLDINGS, INC.
 SECURITY ID: 40412C101 TICKER: HCA
 Meeting Date: 27-Apr-12
 1  Election of Directors                                Issuer            For          Voted - For
HEALTHCARE REALTY TRUST INC.
 SECURITY ID: 421946104 TICKER: HR
 Meeting Date: 09-May-12
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratify the appointment of BDO USA, LLP as the
      Company's independent registered public accounting
      firm                                               Issuer            For          Voted - For
 3  Approve compensation of named executive officers     Issuer            For          Voted - For
HEALTHSTREAM, INC.
 SECURITY ID: 42222N103 TICKER: HSTM
 Meeting Date: 25-May-12
 1  Approval of directors                                Issuer            For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
 2  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm      Issuer            For          Voted - For
 3  Approve, on an advisory basis, the compensation of
      the company's named executive officers             Issuer            For          Voted - For
 4  Approve the 2016 Omnibus Incentive Plan              Issuer            For          Voted - For
HEALTHWAYS INC.
 SECURITY ID: 422245100 TICKER: HWAY
 Meeting Date: 25-May-12
 1  Approve election of named board of directors         Issuer            For          Voted - For
 2  Approve executive compensation                       Issuer            For          Voted - For
 3  Ratify appointment of Price Waterhouse Cooper as
      independent registered public accounting firm      Issuer            For          Voted - For
LIFEPOINT HEALTH, INC.
 SECURITY ID: 53219L109 TICKER: LPNT
 Meeting Date: 06-Jun-12
 1  Approval of directors                                Issuer            For          Voted - For
 2  Advisory vote on compensation of the company's
      named executive officers as presented in the proxy
      statement                                          Issuer            For          Voted - For
 3  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Issuer            For          Voted - For
NATIONAL HEALTH INVESTORS INC.
 SECURITY ID: 63633D104 TICKER: NHI
 Meeting Date: 04-May-12
 1  Election of Directors                                Issuer            For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm         Issuer            For          Voted - For
 3  Approve compensation of named executive officers     Issuer            For          Voted - For
RYMAN HOSPITALITY PROPERTIES, INC
 SECURITY ID: 78377T107 TICKER: RHP
 Meeting Date: 04-May-12
 1  Election of directors                                Issuer            For          Voted - For
 2  Approval of executive compensation                   Issuer            For          Voted - For
 3  Ratify appointment of Ernst & Young LLP as
      independent registered public accounting firm      Issuer            For          Voted - For
 4  Approve the 2016 Omnibus Incentive Plan              Issuer            For          Voted - For


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                                                     NASHVILLE AREA ETF
 PROPOSAL                                           PROPOSED BY         MGT. POSITION REGISTRANT VOTED
SURGERY PARTNERS, INC.
 SECURITY ID: 86881A100 TICKER: SGRY
 Meeting Date: 02-May-12
 1  Election of Directors                           Issuer                 For          Voted - For
 2  Ratification of appointment of Ernst & Young as
      independent registered public account firm    Issuer                 For          Voted - For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LOCALSHARES INVESTMENT TRUST


By: /S/ ELIZABETH S. COURTNEY
    ELIZABETH S. COURTNEY
    CHAIRMAN OF THE BOARD,
    PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)
    & TREASURER (PRINCIPAL FINANCIAL OFFICER AND
    PRINCIPAL ACCOUNTING OFFICER)
    Date: August 26, 2016